SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Goodwill disclosures
Number of reporting Unit	1
Number of reportable segment	1
Goodwill impairment recognized | $	$ 0	$ 0	$ 0